UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.) : |_| is a restatement
                                   |_| adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:    Westport Advisers LLC
Address: 253 Riverside Avenue
         Westport, CT 06880

13F File Number: 028-04939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ronald H. Oliver
Title: Managing Director
Phone: 203-227-3601

Signature, Place, and Date of Signing:

/s/ Ronald H. Oliver           Westport, Connecticut            February 7, 2006
--------------------           ---------------------            ----------------

Report Type (Check only one):

|X| 13F Holdings Report
|_| 13F Notice
|_| 13F Combination Report

List of Other Managers Reporting for this Manager:


I am signing this report as required by the Securities Exchange Act of 1934

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 68

Form 13F Information Table Value Total (x$1,000): $1,053,312

List of Included Managers:

      Andrew J. Knuth    Westport Advisers, LLC
      Edmund H. Nicklin  Westport Advisers LLC

List of Other Included Managers:
         No.      13F File Number           Name

                                                                                                                  Voting Authority
                                                                                                                  ----------------
                                     Title                   Value     Shares/    Sh/  Put/  Invstmt  Other
Name of Issuer                       of class     CUSIP      (x$1000)  Prn Amt    Prn  Call  Dscretn  Managers   Sole   Shared  None
------------------------------       --------   ---------    --------  -------    ---  ----  -------  --------   ----   ------  ----
Abbott Laboratories                  COM        002824100        1827    37500     SH           Sole              37500
Amphenol Corp.                       COM        032095101        1862    30000     SH           Sole              30000
Anadarko Petroleum Corp.             COM        032511107        2176    50000     SH           Sole              50000
Applebee's International, Inc.       COM        037899101       23937   970300     SH           Sole             970300
Arbitron, Inc.                       COM        03875Q108       29442   677753     SH           Sole             677753
Arthur J. Gallagher & Company        COM        363576109       14881   503600     SH           Sole             503600
BankUnited Financial Corp. - C       COM        06652B103       30440  1088700     SH           Sole            1088700
Big Lots, Inc.                       COM        089302103       30095  1313056     SH           Sole            1313056
Brown & Brown, Inc.                  COM        115236101       21586   765200     SH           Sole             765200
CA, Inc.                             COM        12673P105        1427    63000     SH           Sole              63000
CACI International, Inc.             COM        127190304       34877   617300     SH           Sole             617300
Caremark Rx, Inc.                    COM        141705103       60251  1055000     SH           Sole            1055000
Charles River Laboratories Int       COM        159864107       30331   701300     SH           Sole             701300
Checkpoint Systems, Inc.             COM        162825103       13869   686600     SH           Sole             686600
ChoicePoint, Inc.                    COM        170388102         567    14400     SH           Sole              14400
Claire's Stores, Inc.                COM        179584107        1740    52500     SH           Sole              52500
Cox Radio, Inc. - Class A            COM        224051102        7063   433334     SH           Sole             433334
Cullen/Frost Bankers, Inc.           COM        229899109        1451    26000     SH           Sole              26000
Darden Restaurants, Inc.             COM        237194105       34747   865000     SH           Sole             865000
DeVry, Inc.                          COM        251893103       35700  1275000     SH           Sole            1275000
Del Monte Foods Company              COM        24522P103       19027  1725000     SH           Sole            1725000
Diebold, Inc.                        COM        253651103         932    20000     SH           Sole              20000
Downey Financial Corp.               COM        261018105        8710   120000     SH           Sole             120000
EGL, Inc.                            COM        268484102        9321   313011     SH           Sole             313011
EMS Technologies, Inc.               COM        26873N108        5088   254013     SH           Sole             254013
EOG Resources, Inc.                  COM        26875P101        2592    41500     SH           Sole              41500
Emmis Communications Corp.           COM        291525103        1270   154153     SH           Sole             154153
FEI Company                          COM        30241L109         316    12000     SH           Sole              12000
Fairchild Semiconductor Corp.        COM        303726103        6724   400000     SH           Sole             400000
FedEx Corp.                          COM        31428X106        1412    13000     SH           Sole              13000
Florida East Coast Industries,       COM        340632108       16491   276691     SH           Sole             276691
General Communication, Inc. -        COM        369385109       11632   739450     SH           Sole             739450
Helmerich & Payne, Inc.              COM        423452101        3260   133237     SH           Sole             133237
Hilb, Rogal & Hobbs Company          COM        431294107       38978   925400     SH           Sole             925400
Houston Exploration Company          COM        442120101       38343   740500     SH           Sole             740500
IMS Health, Inc.                     COM        449934108       18291   665615     SH           Sole             665615
ITT Educational Services, Inc.       COM        45068B109       47786   720000     SH           Sole             720000
Integral Systems Inc.                COM        45810H107         455    19649     SH           Sole              19649
International Rectifier Corp.        COM        460254105        1541    40000     SH           Sole              40000
Interpublic Group of Companies       COM        460690100        1224   100000     SH           Sole             100000
KBR, Inc.                            COM        48242W106        7345   280776     SH           Sole             280776
Kinetic Concepts, Inc.               COM        49460W208        2167    54801     SH           Sole              54801
Laboratory Corporation of Amer       COM        50540R409        2645    36000     SH           Sole              36000
Map Info Corp.                       COM        565105103       14313  1096800     SH           Sole            1096800
Orient Express Hotels Ltd. - C       COM        G67743107       27403   579100     SH           Sole             579100
Pall Corp.                           COM        696429307        1727    50000     SH           Sole              50000
Parametric Technology Corp.          COM        699173209         865    48000     SH           Sole              48000
People's Bank                        COM        710198102        5505   123375     SH           Sole             123375
Perot Systems Corp. - Class A        COM        714265105       18414  1123506     SH           Sole            1123506
Pogo Producing Company               COM        730448107       29732   613800     SH           Sole             613800
Praxair, Inc.                        COM        74005P104        2670    45000     SH           Sole              45000
Precision Castparts Corp.            COM        740189105       56409   720600     SH           Sole             720600
QLogic Corp.                         COM        747277101       14866   678209     SH           Sole             678209
Rockwell Collins, Inc.               COM        774341101         633    10000     SH           Sole              10000
Rogers Corp.                         COM        775133101        9748   164800     SH           Sole             164800
Ruby Tuesday, Inc.                   COM        781182100       24427   890200     SH           Sole             890200
Saks, Inc.                           COM        79377w108       16263   912600     SH           Sole             912600
St. Joe Company (The)                COM        790148100       12117   226193     SH           Sole             226193
Sterling Financial Corp.             COM        859319105       21180   626445     SH           Sole             626445
Stone Energy Corp.                   COM        861642106       10570   299000     SH           Sole             299000
SunTrust Banks, Inc.                 COM        867914103        1605    19000     SH           Sole              19000
Synopsys, Inc.                       COM        871607107       28748  1075500     SH           Sole            1075500
Texas Instruments, Inc.              COM        882508104         578    20064     SH           Sole              20064
The South Financial Group, Inc       COM        837841105       12455   468400     SH           Sole             468400
Thermo Fisher Scientific Inc.        COM        883556102       27219   601000     SH           Sole             601000
TriZetto Group, Inc.                 COM        896882107       18643  1014863     SH           Sole            1014863
Triad Hospitals, Inc.                COM        89579K109       18790   449200     SH           Sole             449200
Universal Health Services, Inc       COM        913903100       54610   985200     SH           Sole             985200
REPORT SUMMARY                             68  DATA RECORDS   1053312
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